Revenue - Disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Voyage revenues	$ 636,958	$ 710,744	$ 726,791
LNG segment
Segment Reporting Information [Line Items]
Voyage revenues	522,468	566,614	563,514
NGL segment
Segment Reporting Information [Line Items]
Voyage revenues	114,490	144,130	163,277
Time charters
Segment Reporting Information [Line Items]
Voyage revenues	535,668	596,112	614,487
Time charters | LNG segment
Segment Reporting Information [Line Items]
Voyage revenues	421,178	465,542	474,180
Time charters | NGL segment
Segment Reporting Information [Line Items]
Voyage revenues	114,490	130,570	140,307
Voyage charters
Segment Reporting Information [Line Items]
Voyage revenues	0	13,560	22,970
Voyage charters | LNG segment
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0
Voyage charters | NGL segment
Segment Reporting Information [Line Items]
Voyage revenues	0	13,560	22,970
Management fees and other
Segment Reporting Information [Line Items]
Voyage revenues	101,290	101,072	89,334
Management fees and other | LNG segment
Segment Reporting Information [Line Items]
Voyage revenues	101,290	101,072	89,334
Management fees and other | NGL segment
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0
Lease revenue [Member]
Segment Reporting Information [Line Items]
Voyage revenues	499,311	572,257	603,189
Operating Lease, Variable Lease Income	5,411	4,902	5,365
Operating Lease, Lease Income	433,287	504,691	536,072
Direct Financing Lease, Interest Income	60,613	62,664	61,752
Non-lease revenue
Segment Reporting Information [Line Items]
Voyage revenues	36,357	37,415	34,268
Non Lease Component
Segment Reporting Information [Line Items]
Voyage revenues	$ 137,647	$ 138,487	$ 123,602